WARRANT AGREEMENTS (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.56%	2.20%
Expected stock price volatility	126.00%	75.43%
Expected dividend payout
Expected option life (in years)	1 year	1 year
Expected forfeiture rate	0.00%	0.00%
Warrant [Member]
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.56%	1.92%	1.83%
Expected stock price volatility	126.00%	84.43%	84.42%
Expected dividend payout
Expected option life (in years)	3 years	3 years	3 years
Expected forfeiture rate	0.00%	0.00%	0.00%